Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions Details Narrative
General and administrative - related party (Note 7)	$ 9,364	$ 9,455
Accrued director fees	$ 124	$ 1,039